CITIGROUP [LOGO]





August 17, 2005


Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Forum Funds
         File Nos.  2-67052; 811-3023
         CIK:  0000315774

Ladies and Gentlemen:

On behalf of Forum Funds, a Delaware statutory trust (the "Registrant"), pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Statement of Additional Information for Golden Large Core Value Fund and Golden Small Core Value Fund dated August 12, 2005 do not differ from that contained in the Registration Statement of the Registrant which was filed electronically by EDGAR on August 12, 2005, accession number 0001275125-05-000389.

If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6614.

Sincerely,

/s/ Edward C. Lawrence

Edward C. Lawrence
Citigroup Fund Services, LLC




         Forum Financial Group Two Portland Square Portland, Maine 04101